Supplemental information on oil and gas producing activities (unaudited) - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Billions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]		$ 1,972	$ 38
Acquisition of unproved properties	[2]		578
Exploration costs		$ 3,354	3,378	2,912
Development costs		15,839	15,965	19,976
Total costs incurred		$ 19,193	$ 21,893	$ 22,926

[1]	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. For 2023, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
[2]	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09